Commitments	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments
20.	COMMITMENTS

(a)	Capital commitments

As of March 31, 2015 and 2014, the Company had capital commitments contracted but not provided for of US$205,435 and US$126,792, respectively, for the purchase of property, plant and equipment.

(b)	Operating lease commitments

In addition to the land use rights described in note 12 to the consolidated financial statements, the Company has entered into various operating lease arrangements for parking lots, motor vehicles, equipment, land and office premises. The Company recorded rental expenses, excluding the land use rights payments described in note 12 to the consolidated financial statements, for the fiscal years ended March 31, 2015, 2014 and 2013 of US$185,369, US$247,234 and US$361,918, respectively. The Company has leased out certain manufacturing facilities and machineries to third parties, and recorded gross lease rental income of US$3,444,186, US$1,292,903 and US$177,556 for the fiscal years ended March 31, 2015, 2014 and 2013, respectively.

Future minimum lease payments under non-cancelable operating leases as of March 31, 2015 and 2014 were as follows:

	March 31, 2015	March 31, 2014
	US$	US$
Payable:
Within one year	349,073	381,394
Over one year but not exceeding two years	342,386	352,290
Over two years but not exceeding three years	342,386	352,290
Over three years but not exceeding four years	342,386	352,290
Over four years but not exceeding five years	342,386	352,290
Over five years	7,989,011	8,572,401

	9,707,628	10,362,955

Subsequent to March 31, 2015, a subsidiary renewed the tenancy agreement with a related company and extended the leasing term for one year to March 31, 2016, with future lease payments due of US$92,848 not reflected in the table above.

Future minimum rentals receivable under non-cancelable operating leases as of March 31, 2015 and 2014 were as follows:

	March 31, 2015	March 31, 2014
	US$	US$
Receivable:
Within one year	2,965,169	511,923
Over one year but not exceeding two years	2,334,949	—
Over two years but not exceeding three years	2,205,811	—
Over three years but not exceeding four years	2,141,196	—

	9,647,125	511,923